INCOME TAXES - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Earnings before income taxes	$ 798,182	$ 394,310
Computed income tax expense at Canadian statutory rates (25%)	199,546	98,578
Non-deductible expenses/(income)	(1,286)	(4,751)
Foreign tax rate differential	32,267	10,801
Current and deferred Ontario Mining Tax	10,581	12,190
Revision in estimates	(5,879)	74
Tax benefit not recognized	3,314	0
Withholding taxes	324	2,737
Other	(765)	738
Income tax expense	238,102	120,367
Current income tax expense	189,572	40,743
Deferred tax (recovery) expense	$ 48,530	$ 79,624
Applicable tax rate	25.00%	25.00%